Participations and Residuals (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Participations And Residuals [abstract]
Contribution of TIK Films, in general, subject to certain limitations	25.00%
Theatrical slate participation arrangement, length of term ending January 23, 2018	3 years
Theatrical slate participation arrangement, amount payable to TIK Films	$ 151.8	$ 170.1